Comprehensive Income (Summary of Changes in Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Beginning balance, shareholders' equity	$ 3,827,526	$ 3,449,702	$ 3,408,986
Foreign currency translation adjustment, before tax	122,217	49,973	(84,452)
Amortization of cash flow hedge, net of tax	428	428	428
Amortization of prior service cost, net of tax	2,553	2,707	2,418
Amortization of net actuarial loss (gain), net, net of tax	49,013	24,664	10,824
Amortization of transition obligation, net of tax	93	93	93
Pension liability assumption, net of tax			(16,450)
Prior service (cost) credit arising in current year, net of tax	5,692		354
Net actuarial (loss) gain, net, arising in current year, net of tax	51,681	(280,130)	(121,725)
Ending balance, shareholders' equity	4,705,242	3,827,526	3,449,702
Pension and Other Postretirement Benefit Plans, Net of Tax [Member]
Beginning balance, shareholders' equity	(598,773)	(346,107)	(220,913)
Foreign currency translation adjustment, before tax	0	0	0
Amortization of cash flow hedge, net of tax	0	0	0
Amortization of prior service cost, net of tax	2,553	2,707	2,418
Amortization of net actuarial loss (gain), net, net of tax	49,013	24,664	10,824
Amortization of transition obligation, net of tax	93	93	93
Pension liability assumption, net of tax			(16,450)
Prior service (cost) credit arising in current year, net of tax	(5,692)		(354)
Net actuarial (loss) gain, net, arising in current year, net of tax	51,681	(280,130)	(121,725)
Ending balance, shareholders' equity	(501,125)	(598,773)	(346,107)
Foreign Currency Translation [Member]
Beginning balance, shareholders' equity	129,535	79,562	164,014
Foreign currency translation adjustment, before tax	122,217	49,973	(84,452)
Amortization of cash flow hedge, net of tax	0	0	0
Amortization of prior service cost, net of tax	0	0	0
Amortization of net actuarial loss (gain), net, net of tax	0	0	0
Amortization of transition obligation, net of tax	0	0	0
Pension liability assumption, net of tax			0
Prior service (cost) credit arising in current year, net of tax	0		0
Net actuarial (loss) gain, net, arising in current year, net of tax	0	0	0
Ending balance, shareholders' equity	251,752	129,535	79,562
Interest Rate Swap, Net of Tax [Member]
Beginning balance, shareholders' equity	(11,013)	(11,441)	(11,869)
Foreign currency translation adjustment, before tax	0	0	0
Amortization of cash flow hedge, net of tax	428	428	428
Amortization of prior service cost, net of tax	0	0	0
Amortization of net actuarial loss (gain), net, net of tax	0	0	0
Amortization of transition obligation, net of tax	0	0	0
Pension liability assumption, net of tax			0
Prior service (cost) credit arising in current year, net of tax	0		0
Net actuarial (loss) gain, net, arising in current year, net of tax	0	0	0
Ending balance, shareholders' equity	(10,585)	(11,013)	(11,441)
Accumulated Other Comprehensive Loss [Member]
Beginning balance, shareholders' equity	(480,251)	(277,986)	(68,768)
Foreign currency translation adjustment, before tax	122,217	49,973	(84,452)
Amortization of cash flow hedge, net of tax	428	428	428
Amortization of prior service cost, net of tax	2,553	2,707	2,418
Amortization of net actuarial loss (gain), net, net of tax	49,013	24,664	10,824
Amortization of transition obligation, net of tax	93	93	93
Pension liability assumption, net of tax			(16,450)
Prior service (cost) credit arising in current year, net of tax	(5,692)		(354)
Net actuarial (loss) gain, net, arising in current year, net of tax	51,681	(280,130)	(121,725)
Ending balance, shareholders' equity	$ (259,958)	$ (480,251)	$ (277,986)